UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Falcon Point Capital, LLC

Address:   Two Embarcadero Center, Suite 420
           San Francisco, CA  94111


Form 13F File Number: 28-4994


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Mahoney
Title:  Senior Managing Director
Phone:  415-782-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Michael J. Mahoney             San Francisco, CA                  2/6/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             121

Form 13F Information Table Value Total:  $       74,308
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T Corp.                     COM            001957109      216     6,421 SH       SOLE                    6,421      0    0
Aaron's, Inc.                  COM            002535300      273     9,645 SH       SOLE                    9,645      0    0
Actuate Software Corporation   COM            00508b102      130    23,265 SH       SOLE                   23,265      0    0
Advisory Board Company         COM            00762w107      358     7,656 SH       SOLE                    7,656      0    0
Agnico-Eagle Mines LTD         COM            008474108      717    13,672 SH       SOLE                   13,672      0    0
Alcatel-Lucent Sponsored (ADR) COM            013904305      232   166,756 SH       SOLE                  166,756      0    0
Alliance Data Systems Corporat COM            018581108     1138     7,863 SH       SOLE                    7,863      0    0
Allscripts Healthcare Solution COM            01988P108      359    38,122 SH       SOLE                   38,122      0    0
American Axle & Mfg Holdings,  COM            024061103      123    10,964 SH       SOLE                   10,964      0    0
Arthocare Corp.                COM            043136100      894    25,856 SH       SOLE                   25,856      0    0
Atmel Corp.                    COM            049513104      166    25,339 SH       SOLE                   25,339      0    0
Bally Technologies Inc         COM            05874b107     1234    27,602 SH       SOLE                   27,602      0    0
Barclays Bank iPath S&P 500 Sh COM            06740C188      259     8,149 SH       SOLE                    8,149      0    0
Berry Petroleum Co.            COM            085789105      335     9,985 SH       SOLE                    9,985      0    0
Bonanza Creek Energy, Inc.     COM            097793103      286    10,284 SH       SOLE                   10,284      0    0
Boulder Brands Inc.            COM            101405108      756    58,639 SH       SOLE                   58,639      0    0
Broadcom                       COM            111320107      300     9,022 SH       SOLE                    9,022      0    0
CBS Corp                       COM            124857202      720    18,929 SH       SOLE                   18,929      0    0
Cadence Pharmaceuticals Inc    COM            12738t100      425    88,654 SH       SOLE                   88,654      0    0
Callidus Software, Inc.        COM            13123E500      286    62,975 SH       SOLE                   62,975      0    0
Capital Senior Living Corp.    COM            140475104      440    23,541 SH       SOLE                   23,541      0    0
Caribou Coffee Company         COM            142042209      619    38,208 SH       SOLE                   38,208      0    0
Carriage Services Incorporated COM            143905107      243    20,499 SH       SOLE                   20,499      0    0
Carrizo Oil & Gas Inc.         COM            144577103      378    18,045 SH       SOLE                   18,045      0    0
Celgene                        COM            151020104      681     8,684 SH       SOLE                    8,684      0    0
Chicago Bridge & Iron-NY SHR   COM            167250109     1518    32,744 SH       SOLE                   32,744      0    0
Clearwire Corporation          COM            18538q105      124    42,741 SH       SOLE                   42,741      0    0
CoStar Group, Inc.             COM            22160n109      897    10,032 SH       SOLE                   10,032      0    0
Corrections Corporation of Ame COM            22025y407     1054    29,711 SH       SOLE                   29,711      0    0
Crocs Inc                      COM            227046109      478    33,238 SH       SOLE                   33,238      0    0
DXP Enterprises Incorporated   COM            233377407      545    11,112 SH       SOLE                   11,112      0    0
Demand Media, Inc.             COM            24802N109     1329   143,105 SH       SOLE                  143,105      0    0
Diamond Hill Investment Group, COM            25264R207     1614    23,781 SH       SOLE                   23,781      0    0
Dice Holdings Inc              COM            253017107      480    52,340 SH       SOLE                   52,340      0    0
EBay Inc                       COM            278642103      268     5,260 SH       SOLE                    5,260      0    0
Einstein Noah Restaurant Grp   COM            28257u104      490    40,159 SH       SOLE                   40,159      0    0
ExactTarget, Inc.              COM            30064k105     1415    70,754 SH       SOLE                   70,754      0    0
Fresh Market, Inc.             COM            35804H106      329     6,846 SH       SOLE                    6,846      0    0
General Cable Corp.            COM            369300108      359    11,789 SH       SOLE                   11,789      0    0
Gilead Sciences, Inc.          COM            375558103      855    11,635 SH       SOLE                   11,635      0    0
Hanger Orthopedic Group, Inc.  COM            41043F208      816    29,832 SH       SOLE                   29,832      0    0
Hub Group, Inc.                COM            443320106      518    15,415 SH       SOLE                   15,415      0    0
Huron Consulting Group         COM            447462102     1667    49,494 SH       SOLE                   49,494      0    0
ICON plc (ADR)                 COM            45103t107      452    16,281 SH       SOLE                   16,281      0    0
IShares FTSE China 25 Index Fu COM            464287184      722    17,850 SH       SOLE                   17,850      0    0
In Contact Incorporated        COM            45336e109      885   170,789 SH       SOLE                  170,789      0    0
Insulet Corporation            COM            45784P101      294    13,874 SH       SOLE                   13,874      0    0
Jack In The Box Inc.           COM            466367109      377    13,177 SH       SOLE                   13,177      0    0
Jacobs Engineering Group Inc.  COM            469814107      598    14,049 SH       SOLE                   14,049      0    0
Kirby Corporation              COM            497266106      498     8,040 SH       SOLE                    8,040      0    0
LaSalle Hotel Properties       COM            517942108      500    19,683 SH       SOLE                   19,683      0    0
Leapfrog Enterprises, Inc.     COM            52186n106     1609   186,471 SH       SOLE                  186,471      0    0
MDC Partners Incorporated      COM            552697104     1532   135,582 SH       SOLE                  135,582      0    0
MICROS Systems, Inc.           COM            594901100      472    11,110 SH       SOLE                   11,110      0    0
Market Leader Incorporated     COM            57056r103      989   151,058 SH       SOLE                  151,058      0    0
Market Vectors Gold Miners ETF COM            57060u100      650    14,011 SH       SOLE                   14,011      0    0
Martin Marietta Materials      COM            573284106      585     6,200 SH       SOLE                    6,200      0    0
Mastercard Inc                 COM            57636q104      798     1,625 SH       SOLE                    1,625      0    0
Medical Properties Trust Incor COM            58463j304      566    47,300 SH       SOLE                   47,300      0    0
Monotype Imaging Holdings Inco COM            61022p100     2279   142,595 SH       SOLE                  142,595      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Multimedia Games, Inc.         COM            625453105     1341    91,133 SH       SOLE                   91,133      0    0
NVR, Inc.                      COM            62944t105      549       597 SH       SOLE                      597      0    0
Nationstar Mortgage Holdings   COM            63861c109      569    18,373 SH       SOLE                   18,373      0    0
Natural Grocers By Vitamin Cot COM            63888U108      937    49,101 SH       SOLE                   49,101      0    0
Newmont Mining Corp            COM            651639106      418     9,000 SH       SOLE                    9,000      0    0
O2Micro International Limited  COM            67107W100      222    74,069 SH       SOLE                   74,069      0    0
Old Dominion Freight Line, Inc COM            679580100      357    10,406 SH       SOLE                   10,406      0    0
Orasure Technologies           COM            68554v108      312    43,426 SH       SOLE                   43,426      0    0
Orthofix International NV      COM            n6748l102      722    18,353 SH       SOLE                   18,353      0    0
PDF Solutions Incorporated     COM            693282105      511    37,059 SH       SOLE                   37,059      0    0
PHH Corp.                      COM            693320202      717    31,499 SH       SOLE                   31,499      0    0
Perficient Incorporated        COM            71375U101     1212   102,927 SH       SOLE                  102,927      0    0
PetroQuest Energy Inc.         COM            716748108      474    95,692 SH       SOLE                   95,692      0    0
Pfizer Inc                     COM            717081103      692    27,583 SH       SOLE                   27,583      0    0
PowerShares S&P SmallCap Healt COM            73937b886      286     8,101 SH       SOLE                    8,101      0    0
Premiere Global Services Incor COM            740585104     1347   137,697 SH       SOLE                  137,697      0    0
Providence Service Corp        COM            743815102      237    13,929 SH       SOLE                   13,929      0    0
Qualcomm Inc.                  COM            747525103      248     4,013 SH       SOLE                    4,013      0    0
RF Micro Devices               COM            749941100       75    16,774 SH       SOLE                   16,774      0    0
Redwood Trust Inc.             COM            758075402      519    30,730 SH       SOLE                   30,730      0    0
Repligen Corp.                 COM            759916109      183    29,206 SH       SOLE                   29,206      0    0
Responsys Incorporated         COM            761248103     1731   290,478 SH       SOLE                  290,478      0    0
Ruth's Hospitality Group Inc.  COM            783332109      748   102,952 SH       SOLE                  102,952      0    0
SHFL Entertainment, Inc.       COM            78423r105      171    11,817 SH       SOLE                   11,817      0    0
SPS Commerce Incorporated      COM            78463m107      936    25,104 SH       SOLE                   25,104      0    0
Sally Beauty Holdings, Inc.    COM            79546E104      361    15,296 SH       SOLE                   15,296      0    0
Sciquest Incorporated          COM            80908t101      598    37,733 SH       SOLE                   37,733      0    0
Shoe Carnival                  COM            824889109      461    22,515 SH       SOLE                   22,515      0    0
Tal International Group, Inc.  COM            874083108      383    10,540 SH       SOLE                   10,540      0    0
Tangoe Incorporated            COM            87582y108      660    55,598 SH       SOLE                   55,598      0    0
Team Incorporated              COM            878155100      606    15,923 SH       SOLE                   15,923      0    0
Terex Corp.                    COM            880779103      638    22,709 SH       SOLE                   22,709      0    0
Tivo Inc.                      COM            888706108      139    11,308 SH       SOLE                   11,308      0    0
Tutor Perini Corporation       COM            901109108      642    46,876 SH       SOLE                   46,876      0    0
UFP Technologies Incorporated  COM            902673102      265    14,804 SH       SOLE                   14,804      0    0
UTI Worldwide                  COM            G87210103      381    28,453 SH       SOLE                   28,453      0    0
Unilife Corporation            COM            90478e103      245   107,748 SH       SOLE                  107,748      0    0
Urstadt Biddle Properties      COM            917286205      554    28,140 SH       SOLE                   28,140      0    0
Velti PLC                      COM            G93285107      194    43,091 SH       SOLE                   43,091      0    0
Viacom, Inc. Cl B              COM            92553P201      232     4,399 SH       SOLE                    4,399      0    0
Vulcan Materials Company       COM            929160109      448     8,600 SH       SOLE                    8,600      0    0
Bank of America 8.2%           PRD            060505765      397    15,500 SH       SOLE                   15,500      0    0
Edison International (SCE Trus PRD            78406t201      645    25,000 SH       SOLE                   25,000      0    0
JPMorgan Chase 8.625%          PRD            46625H621      390    15,000 SH       SOLE                   15,000      0    0
PNC Financial 5.375%           PRD            693475832      499    20,000 SH       SOLE                   20,000      0    0
Revlon Inc. 12.75%             PRD            761525708      374    68,323 SH       SOLE                   68,323      0    0
State Street Corp 5.25%        PRD            857477509      508    20,000 SH       SOLE                   20,000      0    0
US Bancorp 6% Series G         PRD            902973817      277    10,000 SH       SOLE                   10,000      0    0
Wells Fargo Co 5.125%          PRD            949746721      498    20,000 SH       SOLE                   20,000      0    0
Alcatel-Lucent 2.75% due 6/15/ CVBOND         549463AH0      502   500,000 PRN      SOLE                  500,000      0    0
Alliance Data Systems 1.75% du CVBOND         018581AD0      729   395,000 PRN      SOLE                  395,000      0    0
Callidus Software Inc. 4.75% d CVBOND         13123EAB0      734   750,000 PRN      SOLE                  750,000      0    0
Carrizo Oil & Gas 4.375% due 6 CVBOND         144577AA1      195   195,000 PRN      SOLE                  195,000      0    0
Exide Technologies 0% due 9/18 CVBOND         302051AL1      558   600,000 PRN      SOLE                  600,000      0    0
Hercules II 6/30/29 6.5%       CVBOND         427056BC9      644   769,000 PRN      SOLE                  769,000      0    0
Providence Service 6.5% due 5/ CVBOND         743815AB8     1002 1,000,000 PRN      SOLE                1,000,000      0    0
AMG Capital 5.15%              CVPFD          00170F209      944    20,000 SH       SOLE                   20,000      0    0
Carriage Service Cap           CVPFD          14444T309      935    20,125 SH       SOLE                   20,125      0    0
Continental Air 6% 11/15/30    CVPFD          210796306      699    20,000 SH       SOLE                   20,000      0    0
PetroQuest Energy 6.875%       CVPFD          716748207      495    15,000 SH       SOLE                   15,000      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
United Rentals 6.5% 8/1/28     CVPFD          91136H306      832    15,000 SH       SOLE                   15,000      0    0


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